Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Share-based payments
Schedule of parameters used in relation to the new grants

Stock options granted in	April 2022
Number of options granted		102,081
Fair value of options (in USD) (*)		$111.27 - 140.23
Share price (in USD) (*)		$320.84 - 321.06
Exercise price (in USD) (*)		$312.22
Expected volatility	%	39.18 - 40.87
Expected option life (in years)		4 - 6.50
Risk‑free interest rate	%	1.05 - 1.62
Expected dividends		—

(*) amounts have been converted to US dollar at the closing rate of grant date